Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets

	December 31, 2019	December 31, 2018
Cost	(in thousands)
Customer relationships	$132,192	$109,622
Technology asset	11,169	11,169
Order backlog	36,318	31,220
Trade names/ brands	2,766	2,766
Volunteer list	1,325	1,325
Non-compete arrangements	489	489
Patient database	2,542	—
Foreign exchange movement	(5,728)	(5,085)
Total cost	181,073	151,506
Accumulated amortization	(116,196)	(100,249)
Foreign exchange movement	3,017	2,798
Net book value	$67,894	$54,055

On September 24, 2019 a subsidiary of the Company, ICON Clinical Research LLC, acquired a 100% interest in Symphony. Symphony is a leading provider of at-home trial services and site support services. The acquisition of Symphony further enhances our site & patient services offering. The value of certain customer relationships and order backlog identified of $8.0 million and $2.1 million respectively were recognized on acquisition and are being amortized over approximately 12 years and 2 years, the estimated period of benefit. In total, $0.5 million has been amortized in the period since the date of acquisition.
On May 23, 2019 a subsidiary of the Company, ICON Clinical Research (U.K.) Limited acquired a majority shareholding in MeDiNova, a site network with research sites in key markets in Europe and Africa. ICON has the right to acquire the remaining shares in the company during 2020. The vendors also have a right to sell the remaining shares to ICON during 2020. The acquisition further enhances ICON's patient recruitment capabilities in EMEA and complements ICON's existing site network in the US, PMG Research. The value of certain customer relationships, patient database and order backlog identified of $3.9 million, $2.5 million and $0.2 million respectively were recognized on acquisition and are being amortized over approximately 12 years, 7 years and 1 year, the estimated period of benefit. In total, $0.5 million has been amortized in the period since the date of acquisition.
On January 25, 2019 a subsidiary of the Company, ICON Laboratory Services Inc. acquired 100% of the share capital of MMD. MMD is a molecular diagnostic specialty laboratory that enables the development and commercialization of precision medicines in oncology. The value of certain customer relationships and order backlog identified of $10.7 million and $2.8 million respectively were recognized on acquisition and are being amortized over approximately over 16 years and 2 years, the estimated period of benefit. In total, $1.9 million has been amortized in the period since the date of acquisition.
On July 27, 2017, a subsidiary of the Company, ICON Clinical Research Limited acquired Mapi Group. Mapi is a leading patient-centered health outcomes research and commercialization company. The acquisition of Mapi strengthens ICON’s existing commercialization and outcomes research business adding significant commercialization presence, analytics, real world evidence generation and strategic regulatory services. The value of certain customer relationships and order backlog identified of $18.4 million and $13.0 million respectively were recognized on acquisition and are being amortized over approximately over 8 years and 8.5 years, the estimated period of benefit. In total, $9.5 million has been amortized in the period since the date of acquisition.

On September 15, 2016, a subsidiary of the Company, ICON US Holdings Inc., acquired ICON Government & Public Health Solutions (''GPHS'') (formerly Clinical Research Management (ClinicalRM)), a full-service CRO specializing in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. The organization helps customers progress their products to market faster with a wide array of research, regulatory and sponsor services within the U.S. and around the globe. GPHS provides full service and functional research solutions to a broad range of US government agencies. The value of certain customer relationship, order backlog and brand assets identified of $4.0 million, $1.7 million and $1.4 million respectively are being amortized over approximately 7 years, 2 years and 5 years respectively, the estimated period of benefit. In total, $5.0 million has been amortized in the period since the date of acquisition.

On December 4, 2015, a subsidiary of the Company, ICON Clinical Research LLC, acquired PMG, an integrated network of 52 clinical research sites in North Carolina, South Carolina, Tennessee, Illinois and Iowa. The site network includes wholly owned facilities and dedicated clinical research sites. PMG conducts clinical trials in all major therapeutic areas and has particular expertise in vaccine, gastroenterology, cardiovascular, neurology and endocrinology studies. The value of certain customer relationship and order backlog assets identified of $6.9 million and $3.0 million respectively are being amortized over approximately 7 years and 2 years respectively, the estimated period of benefit. In total, $7.0 million has been amortized in the period since the date of acquisition. The order backlog was fully amortized at December 31, 2019.
On February 27, 2015, a subsidiary of the Company, ICON Holdings Unlimited Company (formerly ICON Holdings), acquired MediMedia Pharma Solutions. Headquartered in Yardley, Pennsylvania, MediMedia Pharma Solutions includes MediMedia Managed Markets and Complete Healthcare Communications. MediMedia Managed Markets is a leading provider of strategic payer-validated market access solutions. Complete Healthcare Communications is one of the leading medical and scientific communication agencies working with medical affairs, commercial and brand development teams within life science companies. The value of certain customer relationships and order backlog identified of $22.8 million and $2.5 million respectively are being amortized over approximately 7 years and 1 year, the estimated period of benefit. $18.2 million has been amortized in the period since the date of acquisition. The order backlog is fully amortized at December 31, 2019.

On May 7, 2014, a subsidiary of the Company, ICON US Holdings Inc., acquired Aptiv Solutions, Inc. ("Aptiv"), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials. Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. The value of certain customer relationships and order backlog identified of $21.4 million and $7.9 million respectively are being amortized over approximately 7 years and 3 years, the estimated period of benefit. In total, $25.2 million has been amortized in the period since the date of acquisition. The order backlog is fully amortized at December 31, 2019.

On February 28, 2012, a subsidiary of the Company, ICON Clinical Research LLC (formerly ICON Clinical Research, Inc.), acquired PriceSpective, a strategy consulting company. The value of certain customer relationships identified of $10.2 million are being amortized over approximately 10 years, the estimated period of benefit. The value of order backlog and certain non-compete arrangements identified of $0.4 million and $0.4 million respectively were amortized over approximately 0.8 years and 3 years, the estimated period of benefit and were fully amortized at December 31, 2019. In total, $8.8 million has been amortized in the period since the date of acquisition.

On February 15, 2012, a subsidiary of the Company, ICON Clinical Research Limited, acquired BeijingWits Medical, a Chinese CRO. The value of certain customer relationships identified of $1.8 million are being amortized over approximately 10 years, the estimated period of benefit. The value of certain order backlog and non-compete arrangements identified of $0.4 million and $0.1 million respectively were amortized over approximately 4 years and 5 years, the estimated period of benefit and were fully amortized at December 31, 2019. In total, $1.8 million has been amortized in the period since the date of acquisition.

On July 14, 2011, a subsidiary of the Company, ICON Clinical Research Limited, acquired Firecrest Clinical Limited, a provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of the Firecrest trade name and order backlog identified of $1.4 million and $1.2 million respectively were amortized over approximately 4.5 years and 1.2 years, the estimated period of benefit and were fully amortized at December 31, 2019. In total, $16.5 million has been amortized in the period since the date of acquisition.

Future intangible asset amortization expense for the years ended December 31, 2020 to December 31, 2024 is as follows:

Year Ended December 31, 2019
(in thousands)
2020	$17,381
2021	13,711
2022	8,022
2023	6,176
2024	5,793
$51,083